SHARE-BASED PAYMENT ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENT ARRANGEMENTS

10. SHARE-BASED PAYMENT ARRANGEMENTS

A. Description of share-based payment arrangements

Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to purchase shares in the Company. Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On February 26, 2022, the Company established an omnibus incentive plan providing for up to 20% of the issued and outstanding Common Shares as of the date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity inventive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company (the “Omnibus Incentive Plan”). The Omnibus Incentive Plan was approved by shareholders of the Company on June 13, 2022.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022

In connection with the graduation to the TSX, the Company amended its Omnibus Incentive Plan (the “A&R Plan”) on July 13, 2022, and the Company’s shareholders approved the A&R Plan on June 9, 2023. Pursuant to the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding Options at any time shall be limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. In addition, the Company is authorized to grant up to 70,000,000 RSUs pursuant to the A&R Plan. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan.

The following table depicts the number of Options granted apart from the Company’s various acquisitions (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2022	22,287
On March, 2022	240	3 years quarterly vest	10 years
On May, 2022	320	3 years quarterly vest	10 years
On August, 2022	4,000	25% on first anniversary, then quarterly vesting	10 years
On August, 2022	145	3 years quarterly vest	10 years
On November, 2022	55	3 years quarterly vest	10 years
On December, 2022	10	3 years quarterly vest	10 years
Balance December 31, 2022	27,057
Balance January 1, 2023	27,057
On March, 2023	1,500	16.7% on first anniversary, then quarterly vesting	10 years
On March, 2023	15	3 years quarterly vest	10 years
On June, 2023	65	33.3% on first anniversary, then quarterly vesting	10 years
On August, 2023	85	3 years quarterly vest	10 years
On November, 2023	10	33.3% on first anniversary, then quarterly vesting	10 years
Balance December 31, 2023	28,732

B. Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes formula which was also used to determine the Company’s share value. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date were as follows:

	December 31, 2023	December 31, 2022
Share price	$1.25 to $1.67	$1.35 to $2.45
Expected volatility (weighted-average)	95.0% - 108.0%	108.0%
Expected life (weighted-average)	10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	3.62 – 3.95%	1.95 – 2.89%

Expected volatility has been based on an evaluation of historical volatility of the company’s share price.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022

C. Reconciliation of outstanding stock-options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	December 31, 2023		December 31, 2022
	Number of Options	Weighted-Average Exercise Price	Number of Options	Weighted-Average Exercise Price
Outstanding at beginning of year	21,746	$0.87	20,815	$0.71
Granted	1,675	1.28	4,770	1.61
Forfeited/ Expired	(312)	1.41	(2,450)	2.35
Exercised	(1,166)	0.36	(1,389)	0.23
Outstanding at end of year	21,943	$0.92	21,746	$0.87
Exercisable at end of year	15,566	0.72	11,046	0.55

The Options outstanding as of December 31, 2023 had a weighted average exercise price of $0.92 (December 31, 2022: $0.87) and a weighted-average remaining contractual life of 8.8 years (December 31, 2022: 8.8 years).

D. Restricted share unit plan

Restricted share unit plan

Under the Company’s agent performance grant program, the Company issues RSUs to agents based on an agent meeting certain performance metrics, and successfully attracting other performing agents to the Company. Each RSU, which have a vesting term of up to 3 years and subject to forfeiture in certain circumstances, entitles the holder to one Common Share. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based upon the best available estimate of the number RSUs expected to vest with a corresponding increase in stock-based compensation reserve. The expense recognized from the issuance of RSU awards for the year ended December 31, 2023 was $5.5 million, and was classified as marketing expense.

Under the Company’s agent stock purchase program, agents purchase RSUs, which vest after a year, using a percentage of the agent’s commission that is withheld by the Company. Each RSU entitles the holder to one Common Share. The RSUs are expensed in the period in which they are issued with a corresponding increase in equity. Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 15% of the commission withheld (the percentage was 25% prior to June 16, 2022) if an agent has not met the Cap and (ii) 30% of the commission withheld (the percentage was 50% prior to June 16, 2022) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to cost of goods sold and the Bonus RSUs are expensed to stock-based compensation expense. Both are amortized over the vesting period with a corresponding increase in stock-based compensation reserve.

Stock compensation awards granted to full time employees (“FTEs”) are classified as a general and administrative, research and development, or marketing expense based on the appropriate department within the Consolidated Statements of Loss and Other Comprehensive Loss.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share units under its equity plan. Once fully vested, all awards are settled in stock

Restricted Share Units
Balance at, December 31, 2021	3,965
Granted	16,053
Vested and Issued	(2,504)
Forfeited	(606)
Balance at, December 31, 2022	16,908
Granted	23,400
Vested and Issued	(10,631)
Forfeited	(4,089)
Balance at, December 31, 2023	25,588

Stock Based Compensation Expense

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the Consolidated Statement of Loss and Comprehensive Loss.

	For the Year Ended
	December 31, 2023			December 31, 2022
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
COGS – Agent Stock Based Compensation	-	21,562	21,562	-	8,008	8,008
Marketing Expenses – Agent Stock Based Compensation	2,209	5,571	7,780	1,215	4,304	5,519
Marketing Expenses – FTE Stock Based Compensation	7	7	14	-	1	1
Research and Development – FTE Stock Based Compensation	142	298	440	111	101	212
General and Administrative – FTE Stock Based Compensation	5,914	2,693	8,607	1,702	1,076	2,778
Total Stock Based Compensation	8,272	30,131	38,403	3,028	13,490	16,518

On May 20, 2021, the Company began transacting under the NCIB to purchase up to 7.2 million of its Common Shares representing approximately 5% of the total 143 million Common Shares issued and outstanding as of April 30, 2021. On May 19, 2022, the Company announced that it renewed the NCIB. Pursuant to the renewed NCIB, Real may purchase up to 8.9 million Common Shares, representing approximately 5% of the total 178.3 million Common Shares issued and outstanding as of May 19, 2022. The purpose of the purchase of Common Shares under the NCIB is to enable the Company to acquire shares to satisfy its RSU grants for shares. On May 24, 2023, the Company announced that it renewed its NCIB pursuant to which, Real may purchase up to 9 million common shares of the Company, representing approximately 5% of the total 180 million Common Shares issued and outstanding as of May 18, 2023. The NCIB shall terminate on the earlier of May 28, 2024 or the date on which the maximum number of Common Shares purchasable under the NCIB is acquired by the Company.

The Company appointed the Trustee for the purposes of arranging for the acquisition of the Common Shares and to hold the Common Shares in trust for the purposes of satisfying RSU payments as well as deal with other administration matters. Through the Trustee, RBC Capital Markets was engaged to undertake purchases under the NCIB for the purposes of the RSU Plan, the Option Plan, the Omnibus Incentive Plan, and the A&R Plan.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022